Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Revenue	₩ 27,790,216	₩ 26,504,074	₩ 28,383,884
Cost of sales	(22,424,661)	(22,754,270)	(24,069,572)
Gross profit	5,365,555	3,749,804	4,314,312
Selling expenses	(994,483)	(694,914)	(878,368)
Administrative expenses	(696,022)	(610,479)	(592,517)
Research and development expenses	(1,213,432)	(1,133,972)	(1,217,929)
Other income	1,081,746	1,591,801	1,273,901
Other expenses	(1,230,455)	(1,467,831)	(1,326,782)
Finance income	279,019	139,671	158,829
Finance costs	(268,856)	(266,186)	(316,229)
Equity in income of equity accounted investees, net	9,560	8,339	18,765
Profit before income tax	2,332,632	1,316,233	1,433,982
Income tax expense	(395,580)	(384,725)	(410,526)
Profit for the year	1,937,052	931,508	1,023,456
Other comprehensive income (loss) Items that will never be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	(16,260)	155,346	(110,257)
Other comprehensive income (loss) from associates and joint ventures	441	200	(607)
Income tax	9,259	(37,594)	26,682
Items that will never be reclassified to profit or loss	(6,560)	117,952	(84,182)
Other comprehensive income (loss), Items that are or may be reclassified to profit or loss
Net change in fair value of available-for-sale financial assets		(77)	(288)
Foreign currency translation differences for foreign operations	(231,738)	(90,503)	44,913
Other comprehensive income (loss) from associates and joint ventures	905	(5,416)	19,176
Related income tax		19	214
Items that are or may be reclassified to profit or loss	(230,833)	(95,977)	64,015
Other comprehensive income (loss) for the year, net of income tax	(237,393)	21,975	(20,167)
Total comprehensive income (loss) for the year	1,699,659	953,483	1,003,289
Profit attributable to:
Owners of the Controlling Company	1,802,756	906,713	966,553
Non-controlling interests	134,296	24,795	56,903
Profit for the year	1,937,052	931,508	1,023,456
Total comprehensive income attributable to:
Owners of the Controlling Company	1,596,394	941,953	940,448
Non-controlling interests	103,265	11,530	62,841
Total comprehensive income (loss) for the year	₩ 1,699,659	₩ 953,483	₩ 1,003,289
Earnings per share (In won)
Basic earnings per share	₩ 5,038	₩ 2,534	₩ 2,701
Diluted earnings per share	₩ 5,038	₩ 2,534	₩ 2,701